S000064943 [Member] Expense Example - Tax-Managed Real Assets Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 702
Expense Example, with Redemption, 3 Years	987
Expense Example, with Redemption, 5 Years	1,294
Expense Example, with Redemption, 10 Years	2,161
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	210
Expense Example, with Redemption, 3 Years	667
Expense Example, with Redemption, 5 Years	1,151
Expense Example, with Redemption, 10 Years	2,486
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	620
Expense Example, with Redemption, 10 Years	1,392
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	$ 1,401